COLONIAL AGGRESSIVE GROWTH FUND
                           COLONIAL EQUITY INCOME FUND
                        COLONIAL FEDERAL SECURITIES FUND
                           COLONIAL GLOBAL EQUITY FUND
                         COLONIAL GLOBAL UTILITIES FUND
                   COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND
                       COLONIAL INTERNATIONAL EQUITY FUND
                     COLONIAL INTERNATIONAL FUND FOR GROWTH
                      COLONIAL INTERNATIONAL HORIZONS FUND
                           COLONIAL MONEY MARKET FUND
                      COLONIAL MUNICIPAL MONEY MARKET FUND
                  COLONIAL SHORT DURATION U.S. GOVERNMENT FUND
                           COLONIAL SELECT VALUE FUND
                          COLONIAL SMALL CAP VALUE FUND
                        COLONIAL STRATEGIC BALANCED FUND
                               NEWPORT TIGER FUND
                             NEWPORT TIGER CUB FUND
                        NEWPORT JAPAN OPPORTUNITIES FUND
                           NEWPORT GREATER CHINA FUND
                                THE COLONIAL FUND

               Supplement to Statements of Additional Information


The  following  is added as the last  paragraphs  under the caption  PERFORMANCE
MEASURES:

General. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

D-39/514F-0698                                                   June 22, 1998